BUSINESS COMBINATIONS - ACT Purchase price allocation (Details) - USD ($)	Dec. 31, 2020	Jan. 07, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisition Date Fair Values
Goodwill	$ 19,860,168		$ 13,858,551	$ 442,000
ACT
Acquisition Date Fair Values
Accounts receivable		$ 1,442,000
Deposits, prepaid expenses and other current assets		22,000
Property and equipment		381,000
Other intangible assets		10,096,000
Goodwill		6,002,000
Accounts payable		(134,000)
Accrued expenses		(833,000)
Total purchase price		$ 16,976,000